Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents		$ 30,489	$ 60,155	$ 85,265
Restricted cash		628,513	656,625	1,306,463
Accounts receivable, net		1,530	1,530	98,325
Accounts receivable – related parties, net		10,463	10,463	757,343
Short-term investments		75,916	79,312	75,797
Prepaid expense and other current assets		159,602	101,051	150,235
Total Current Assets		1,794,450	1,656,709	2,987,247
Property and equipment, net		7,949,150	7,969,278	573,978
Operating lease right-of-use assets		708,023	809,283	1,161,141
Long-term investments		2,474,514	2,527,740	842,070
Deferred tax assets, net				117,110
Prepaid expenses – non-current		75,416	78,789	135,135
Security deposits		60,644	62,442	58,838
Prepayment for long-term investments		1,274,842	1,274,842	2,838,578
Total Assets		14,460,402	14,492,599	9,579,574
Current Liabilities
Short-term bank loans		860,750	899,250	1,893,750
Accrued expenses and other current liabilities		4,050,845	3,696,380	2,909,587
Contract liabilities		79,500	79,500	10,985
Taxes payables		108,110	112,946
Operating lease liabilities – current portion		389,870	401,826	369,314
Convertible notes payable – third parties, net		842,567	569,456
Total Current Liabilities		6,633,614	5,932,490	5,543,628
Tenant security deposit		21,680	21,680	7,980
Operating lease liability – non-current portion		318,153	407,457	791,827
Total Liabilities		6,973,447	6,361,627	6,343,435
COMMITMENTS AND CONTINGENCIES
Equity
Preferred stock, value
Common stock, value	[1]	10,698	7,940	3,286
Additional paid-in capital		86,029,237	82,636,966	67,937,050
Stock subscription receivable		(225,740)	(451,480)	(1,354,440)
Accumulated deficit		(69,353,071)	(65,420,095)	(54,904,439)
Accumulated other comprehensive income		233,323	516,387	517,128
Treasury stock		(8,902,371)	(8,901,668)	(9,100,000)
Total Stockholders’ equity		7,792,076	8,388,050	3,098,585
Noncontrolling interest		(305,121)	(257,078)	137,554
Total Equity		7,486,955	8,130,972	3,236,139
Total Liabilities and Equity		14,460,402	14,492,599	9,579,574
Related Party
Current Assets
Accounts receivable – related parties, net		10,463	10,463
Due from related parties – current		887,937	747,573	513,819
Due from related parties – non-current, net		123,363	113,516	865,477
Current Liabilities
Due to related parties		$ 301,972	$ 173,132	$ 359,992

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.